Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2025
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION

19. KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2025	2024	2023

Short-term employee benefits	1,522,550	1,551,075	1,727,020
Post-employment benefits	18,720	38,486	42,444
Long-term benefits	-	(6,616)	7,215
Termination benefits	-	10,215	-
Share-based payments	802,128	520,055	764,175
	2,343,398	2,113,215	2,540,854